Property, Plant and Equipment, net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Fair value gain on revaluation Of telecommunications towers net of depreciation effect Impact	$ 6,450,825
Telecommunications Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net income from the revaluation of the telecommunications towers	$ 98,172,675	$ 107,152,628